UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

3350 Monarch Lane

Annandale, VA 22003

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

3350 Monarch Lane

Annandale, VA 22003

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	March 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 93.44%

Biological Products (No Diagnostic Substances) - 1.16%
500	Gilead Sciences, Inc. *	$ 24,470

Communications Services, NEC - 2.20%
820	DIRECTV *	46,404

Crude Petroleum & Natural Gas - 2.11%
5,200	Transglobe Energy Corp. *	44,512

Fire, Marine & Casualty Insurance - 6.12%
1,470	AmTrust Financial Services, Inc.	50,935
2,902	Tower Group, Inc.	53,542
5,000	Universal Insurance Holdings, Inc.	24,250
		128,727
Gold & Silver Ores - 25.74%
3,600	Allied Nevada Gold Corp. *	59,256
6,400	Eldorado Gold Corp.	60,992
4,042	First Majestic Silver Corp. *	65,359
700	Franco Nevada Corp.	31,913
2,000	Gold Fields Ltd.	15,500
3,000	Gold Resources Corp.	39,090
5,500	Iamgold Corp.	39,600
1,900	Pan American Silver Corp.	31,122
400	Randgold Resources Corp.	34,392
33,000	Romarco Minerals, Inc. *	26,621
500	Sibanye Gold Ltd. *	2,825
1,000	Silver Wheaton Corp.	31,350
3,450	Tahoe Resources, Inc. *	60,686
2,800	Yamana Gold, Inc.	42,980
		541,686
Industrial Instruments For Measurement, Display & Control - 2.46%
981	Mesa Laboratories, Inc.	51,773

Industrial Metals & Minerals - 2.55%
80,000	Aurcana Corp.	53,760

Insurance Agents, Brokers & Services - 1.76%
700	SXC Health Solutions Corp. *	37,121

Medicinal Chemicals & Botanical Products - 1.81%
790	Usana Health Sciences, Inc. *	38,181

Metal Mining - 6.93%
1,600	Detour Gold Corp. *	30,592
16,000	Golden Queen Mining Co. Ltd. *	30,240
3,000	New Gold, Inc. *	27,300
3,085	Pretium Resources, Inc. *	24,433
13,800	Rubicon Minerals Corp. *	33,258
		145,823
Mineral Royalty Traders - 4.69%
500	Royal Gold, Inc.	35,515
6,000	Silver Standard Resources, Inc. *	63,300
		98,815
Oil & Gas Field Exploration Services - 1.97%
2,200	Kodiak Oil & Gas Corp. *	19,998
1,500	Northern Oil & Gas, Inc. *	21,570
		41,568
Personal Credit Institutions - 4.10%
250	Credit Acceptance Corp. *	30,535
650	World Acceptance Corp. *	55,816
		86,351
Pharmaceutical Preparations - 7.88%
1,000	Akorn, Inc. *	13,830
250	Alexion Pharmaceuticals, Inc.	23,035
200	Celgene Corp. *	23,182
750	Jazz Pharmaceuticals Plc *	41,932
1,050	United Therapeutics Corp. *	63,914
		165,893
Real Estate - .62%
65	Altisource Asset Management Corp. *	8,775
216	Altisource Residential Corp. *	4,320
		13,095
Retail-Auto & Home Supply Stores - .94%
50	Autozone, Inc. *	19,839

Retail-Auto Dealers & Gasoline - 2.00%
900	Americas Car Mart, Inc. *	42,066

Retail-Miscellaneous Retail - 1.01%
1,000	Ezcorp, Inc. *	21,300

Services-Business Services, NEC - .98%
30	Priceline.com, Inc. *	20,645

Services-Computer Programming Services - .91%
250	Cognizant Technology Solutions Corp. *	19,155

Services-Help Supply Services - .88%
350	Barrett Business Services, Inc.	18,431

Services-Medical Laboratories - 1.91%
1,550	Bio Reference Laboratories, Inc. *	40,269

Services-Miscellaneous Business Services - .99%
300	Altisource Portfolio Solutions S.A. *	20,925

Services-Personal Services - 2.78%
1,000	Coinstar, Inc. *	58,420

Special Industry Machinery, NEC - .71%
1,200	Manitex International, Inc. *	14,892

Surgical & Medical Instruments - 1.14%
600	Mindray Medical International Ltd.	23,964

Wholesale-Computers & Peripheral Equipment & Software - .86%
1,517	Wayside Technology Group, Inc.	18,022

Wholesale-Drugs, Proprietaries & Druggist Sundries - 2.19%
1,230	Herbalife Ltd.	46,063

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.45%
231	MWI Veterinary Supply, Inc. *	30,552

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supply - 1.29%
1,250	LKQ Corp. *	27,200

Wholesale-Petroleum & Petroleum Products - 1.28%
4,000	Aegean Marine Petroleum Network, Inc.	26,840

TOTAL FOR COMMON STOCKS (Cost $1,830,438) - 93.44%		$ 1,966,762

LIMITED PARTNERSHIPS - 2.82%
400	Alliance Holdings GP, L.P.	21,068
600	Alliance Resources Partners, L.P.	38,220

TOTAL FOR LIMITED PARTNERSHIPS (Cost $58,099) - 2.82%		$ 59,288

REAL ESTATE INVESTMENT TRUSTS - 1.54%
1,250	Pennymac Mortgage Investment Trust	32,362

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $21,818) - 1.54%		$ 32,362

PUT OPTIONS - 2.64%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
2,000	June 2013 Put @ 940.00	52,200

	S&P 500 Index
100	June 2013 Put @ 1,555.00	3,400

	Total (Premiums Paid $70,511) - 2.64%	$ 55,600

SHORT TERM INVESTMENTS - 3.5%
73,732	Fidelity Money Market Portfolio Class Select 0.06% ** (Cost $73,732)	$ 73,732

TOTAL INVESTMENTS (Cost $2,054,598) - 103.94%		$ 2,187,744

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.94%)		(82,897)

NET ASSETS - 100.00%		$ 2,104,847

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2013.
ADR- American Depository Receipt

Wegener Adaptive Growth Fund
Written Options
March 31, 2013 (Unaudited)

CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Russell 2000 Index
2,000	June 2013 Call @ 940.00	68,600

	S&P 500 Index
100	June 2013 Call @ 1,555.00	4,350

	Total (Premiums Received $63,800)	$ 72,950

Wegener Adaptive Growth Fund
Notes to Financial Statements
March 31, 2013 (Unaudited)

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,054,598 amounted to $123,996 which consisted of aggregate gross unrealized appreciation of $199,377, and aggregate gross unrealized depreciation of $75,381.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of March 31, 2012.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,966,762	$0	$0	$ 1,966,762
Real Estate Investment Trusts	$32,362	$0	$0	$ 32,362
Limited Partnerships	$ 59,288	$0	$0	$ 59,288
Options Purchased	$55,600	$0	$0	$55,600
Cash Equivalents	$73,732	$0	$0	$73,732
Total	$2,187,744	$0	$0	$2,187,744

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 72,950	$0	$0	$ 72,950
Total	$ 72,950	$0	$0	$ 72,950

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date: May 31, 2013